Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration by Director (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Remuneration of key personnel
Attendance fees	€ 1,035,000	€ 1,066,000
Fixed salary	6,467,000	5,717,000
Variable compensation, immediate payments, cash	3,079,000	514,000
Variable compensation, immediate payments, in shares	3,079,000	515,000
Deferred variable compensation, cash	1,847,000	308,000
Deferred variable compensation, in shares	1,848,000	309,000
Total Short-term and deferred (not subject to long term goals) salaries	16,320,000	7,363,000
Pension	1,824,000	2,019,000
Other remuneration	3,542,000	5,537,000
Total remuneration	26,486,000	19,073,000
Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Attendance fees	45,000
Fixed salary	3,176,000
Variable compensation, immediate payments, cash	1,838,000
Variable compensation, immediate payments, in shares	1,839,000
Deferred variable compensation, cash	1,103,000
Deferred variable compensation, in shares	1,103,000
Total Short-term and deferred (not subject to long term goals) salaries	9,059,000
Pension	1,041,000
Other remuneration	1,006,000
Total remuneration	11,436,000	6,819,000
Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Attendance fees	45,000
Fixed salary	2,541,000
Variable compensation, immediate payments, cash	1,241,000
Variable compensation, immediate payments, in shares	1,240,000
Deferred variable compensation, cash	744,000
Deferred variable compensation, in shares	745,000
Total Short-term and deferred (not subject to long term goals) salaries	6,511,000
Pension	783,000
Other remuneration	1,536,000
Total remuneration	9,160,000	6,019,000
Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Attendance fees	80,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	700,000	595,000
Ms. Homaira Akbari
Remuneration of key personnel
Attendance fees	78,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	248,000	203,000
Mr. Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Attendance fees	39,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	129,000	122,000
Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Attendance fees	50,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	183,000	243,000
Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Attendance fees	99,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	374,000	37,000
Ms. Sol Daurella Comadran
Remuneration of key personnel
Attendance fees	84,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	239,000	214,000
Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Attendance fees	87,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	267,000	217,000
Ms. Gina Diez Barroso
Remuneration of key personnel
Attendance fees	39,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	130,000	4,000
Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Attendance fees	81,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	1,000,000
Total remuneration	1,406,000	943,000
Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Attendance fees	94,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	499,000	431,000
Mr. Sergio Rial
Remuneration of key personnel
Attendance fees	39,000
Fixed salary	750,000
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	750,000
Pension	0
Other remuneration	0
Total remuneration	879,000	63,000
Ms. Belen Romana Garcia
Remuneration of key personnel
Attendance fees	100,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	533,000	418,000
Mrs. Pamela Ann Walkden
Remuneration of key personnel
Attendance fees	76,000
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	303,000	214,000
Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Attendance fees	0
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	0	1,956,000
Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Attendance fees	0
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	0	276,000
Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Attendance fees	0
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	0	107,000
Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Attendance fees	0
Fixed salary	0
Variable compensation, immediate payments, cash	0
Variable compensation, immediate payments, in shares	0
Deferred variable compensation, cash	0
Deferred variable compensation, in shares	0
Total Short-term and deferred (not subject to long term goals) salaries	0
Pension	0
Other remuneration	0
Total remuneration	0	192,000
Members of the board of directors
Remuneration of key personnel
Annual emoluments	1,536,000	1,303,000
Members of the board of directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	276,000
Members of the board of directors | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mr. Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Ms. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mrs. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	90,000
Members of the board of directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the board of directors | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the board of directors | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the board of directors | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee
Remuneration of key personnel
Annual emoluments	1,020,000	915,000
Members of the executive committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	170,000
Members of the executive committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	170,000
Members of the executive committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	170,000
Members of the executive committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	170,000
Members of the executive committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	170,000
Members of the executive committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Ms. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	170,000
Members of the executive committee | Mrs. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the executive committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee
Remuneration of key personnel
Annual emoluments	270,000	208,000
Members of the audit committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	40,000
Members of the audit committee | Mr. Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	40,000
Members of the audit committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	40,000
Members of the audit committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Ms. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	40,000
Members of the audit committee | Mrs. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	110,000
Members of the audit committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the audit committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee
Remuneration of key personnel
Annual emoluments	126,000	133,000
Members of the appointments committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	75,000
Members of the appointments committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	25,000
Members of the appointments committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	25,000
Members of the appointments committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	1,000
Members of the appointments committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Ms. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mrs. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the appointments committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee
Remuneration of key personnel
Annual emoluments	175,000	138,000
Members of the remuneration committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	75,000
Members of the remuneration committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	25,000
Members of the remuneration committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	25,000
Members of the remuneration committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	25,000
Members of the remuneration committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	25,000
Members of the remuneration committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Ms. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mrs. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the remuneration committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee
Remuneration of key personnel
Annual emoluments	268,000	252,000
Members of the risk supervision, regulation and compliance oversight committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	28,000
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	40,000
Members of the risk supervision, regulation and compliance oversight committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	40,000
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	40,000
Members of the risk supervision, regulation and compliance oversight committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	93,000
Members of the risk supervision, regulation and compliance oversight committee | Mrs. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	27,000
Members of the risk supervision, regulation and compliance oversight committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the risk supervision, regulation and compliance oversight committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee
Remuneration of key personnel
Annual emoluments	125,000	135,000
Members of the responsible banking sustainability and culture committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	15,000
Members of the responsible banking sustainability and culture committee | Mr. Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	15,000
Members of the responsible banking sustainability and culture committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	15,000
Members of the responsible banking sustainability and culture committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	65,000
Members of the responsible banking sustainability and culture committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	15,000
Members of the responsible banking sustainability and culture committee | Mrs. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the responsible banking sustainability and culture committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee
Remuneration of key personnel
Annual emoluments	245,000	€ 0
Members of the innovation and technology committee | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Annual emoluments	25,000
Members of the innovation and technology committee | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Annual emoluments	25,000
Members of the innovation and technology committee | Mr. Bruce Carnegie-Brown
Remuneration of key personnel
Annual emoluments	25,000
Members of the innovation and technology committee | Ms. Homaira Akbari
Remuneration of key personnel
Annual emoluments	25,000
Members of the innovation and technology committee | Mr. Francisco Javier Botin Sanz De Sautuola Y O'Shea
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Mr. Ramon Martin Chavez Marquez
Remuneration of key personnel
Annual emoluments	95,000
Members of the innovation and technology committee | Ms. Sol Daurella Comadran
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Mr. Henrique Manuel Drummond Borges Cirne de Castro
Remuneration of key personnel
Annual emoluments	25,000
Members of the innovation and technology committee | Ms. Gina Diez Barroso
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Mr. Luis Isasi Fernandez de Bobadilla
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Mr. Ramiro Mato Garca Ansorena
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Mr. Sergio Rial
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Ms. Belen Romana Garcia
Remuneration of key personnel
Annual emoluments	25,000
Members of the innovation and technology committee | Mrs. Pamela Ann Walkden
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Mr. Ignacio Benjumea Cabeza de Vaca
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Mr. Guillermo de la Dehesa Romero
Remuneration of key personnel
Annual emoluments	0
Members of the innovation and technology committee | Ms. Esther Gimenez-Salinas i Colomer
Remuneration of key personnel
Annual emoluments	€ 0